Sales - Realized and unrealized gains (losses) recognized in revenues for commodity contracts, including embedded derivatives (Details) - Sociedad Minera Cerro Verde S.A.A. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Copper [Member]
Disclosure of Sales of goods [Line Items]
Realized and unrealized gains (losses)	$ 382,973	$ 36,867	$ 27,215
Molybdenum [Member]
Disclosure of Sales of goods [Line Items]
Realized and unrealized gains (losses)	$ (25,348)	$ (8,396)	$ (84,243)